OPERATING DATA - Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ 3,476	$ 3,375
Gross amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	3,884	3,685
Allowance for lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ (408)	$ (310)	$ (364)	$ (190)